INVESTMENT IN PUBLIC COMPANY (Tables)	12 Months Ended
Mar. 31, 2024
Investment In Public Company
Schedule of roll-forward of the investments in intensity

(In thousands)	Intensity

Balance as of April 1, 2022 (including unrealized gain of $1.611)	$7,409
Unrealized loss on investment	(5,322)
Balance as of March 31, 2023	2,087
Proceeds received from sale of Intensity shares	(2,812)
Gain on sale of Intensity	725
Balance as of March 31, 2024	$–